CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 2,118.2	$ 1,455.9	$ 1,379.4
Adjustments to reconcile net changes in net assets resulting from operations to net cash used in operating activities:
Deferred financing costs			3.8
Net realized (gain) loss on investments	(99.7)	331.4	62.1
Net change in unrealized appreciation on investments and mortgage loans payable	(1,528.7)	(1,391.6)	(1,073.3)
Purchase of real estate properties	(1,368.2)	(582.0)	(619.3)
Capital improvements on real estate properties	(206.7)	(196.1)	(186.3)
Proceeds from sale of real estate properties	933.8	435.8	449.8
Purchases of long term investments	(458.9)	(370.2)	(1,076.6)
Proceeds from long term investments	431.9	224.9	675.5
(Increase) decrease in other investments	(711.8)	(550.0)	233.3
Change in due (from) to investment manager	(4.7)	(13.1)	17.4
Decrease (increase) in other assets	85.7	(21.4)	(30.6)
(Decrease) increase in other liabilities	(1.7)	8.6	15.6
NET CASH USED IN OPERATING ACTIVITIES	(810.8)	(667.8)	(149.2)
CASH FLOWS FROM FINANCING ACTIVITIES
Mortgage loan proceeds received	252.5	900.0	208.1
Payments of mortgage loans	(222.7)	(830.2)	(9.2)
Premiums	2,432.6	2,439.0	2,068.4
Liquidity units redeemed		(325.4)	(940.3)
Annuity payments	(31.6)	(28.3)	(25.1)
Withdrawals and death benefits	(1,598.1)	(1,494.4)	(1,148.5)
NET CASH PROVIDED BY FINANCING ACTIVITIES	832.7	660.7	153.4
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	21.9	(7.1)	4.2
CASH AND CASH EQUIVALENTS
Beginning of period	14.6	21.7	17.5
End of period	36.5	14.6	21.7
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	100.1	116.2	117.0
Debt assumed in acquisition of property			$ 36.9